INVESTMENTS, DEBT AND DERIVATIVES - Reconciliation of level 3 instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	$ 30
Fair value re-measurement of financial instruments recognized in OCI	8	$ (11)	$ (16)
Equity at end of period	38	30
Level 3
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	30
Equity at end of period	38	30
Other investments
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	30
Equity at end of period	38	30
Other investments | Level 3
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	30	41
Fair value re-measurement of financial instruments recognized in OCI	8	(11)
Equity at end of period	$ 38	$ 30	$ 41